Employee benefit obligation - Carrying value of benefit obligations (Details) - Benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 3,285	$ 2,423
Increases
Provision for the year	693	746
Actuarial (gain) loss	(58)	330
Interest expense	95	85
Reductions
Payments	(419)	(402)
Effects of foreign exchange	(223)	103
Balance at end of period	$ 3,373	$ 3,285